Inventories	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Inventories
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. Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2021	2022
Products	1,749,415	2,012,243
Work in process	350,308	547,810
Raw materials	644,779	1,107,558
Supplies and other	143,526	153,745

Total	2,888,028	3,821,356